Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated and combined financial statements of Exterran Corporation included herein have been prepared in accordance with generally accepted accounting principles in the U.S. (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”). All financial information presented for periods after the Spin-off represents our consolidated results of operations, financial position and cash flows (referred to as the “consolidated financial statements”) and all financial information for periods prior to the Spin-off represents our combined results of operations, financial position and cash flows (referred to as the “combined financial statements”). Accordingly:

•
Our consolidated and combined statements of operations, comprehensive income, cash flows and stockholders’ equity for the year ended December 31, 2015 consist of (i) the combined results of Archrock’s international services and product sales businesses for the period between January 1, 2015 and November 3, 2015 and (ii) the consolidated results of Exterran Corporation for periods subsequent to November 3, 2015.

•	Our consolidated balance sheets at December 31, 2017 and 2016 consist entirely of our consolidated balances.

The combined financial statements were derived from the accounting records of Archrock and reflect the combined historical results of operations, financial position and cash flows of Archrock’s international services and product sales businesses. The combined financial statements were presented as if such businesses had been combined for periods prior to November 4, 2015. All intercompany transactions and accounts within these statements have been eliminated. Affiliate transactions between the international services and product sales businesses of Archrock and the other businesses of Archrock have been included in the combined financial statements, with the exception of product sales within our wholly owned subsidiary, Exterran Energy Solutions, L.P. (“EESLP”). Prior to the closing of the Spin-off, EESLP also had a fleet of compression units used to provide compression services in the U.S. services business of Archrock. Revenue has not been recognized in the combined statements of operations for the sale of compressor units by us that were used by EESLP to provide compression services to customers of the U.S. services business of Archrock. See Note 17 for further discussion on transactions with affiliates.

The combined statements of operations for periods prior to the Spin-off include expense allocations for certain functions historically performed by Archrock and not allocated to its operating segments, including allocations of expenses related to executive oversight, accounting, treasury, tax, legal, human resources, procurement and information technology. See Note 17 for further discussion regarding the allocation of corporate expenses. Additionally, third party debt of Archrock, other than debt attributable to capital leases, was not allocated to us for any of the periods prior to the Spin-off as we were not the legal obligor of the debt and Archrock’s borrowings were not directly attributable to our business.

We refer to the consolidated and combined financial statements collectively as “financial statements,” and individually as “balance sheets,” “statements of operations,” “statements of comprehensive income (loss),” “statements of stockholders’ equity” and “statements of cash flows” herein.

Use of Estimates in the Financial Statements
Use of Estimates in the Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenue and expenses, as well as the disclosures of contingent assets and liabilities. Because of the inherent uncertainties in this process, actual future results could differ from those expected at the reporting date. Significant estimates are required for contracts within our products sales segment that are accounted for under the percentage-of-completed method. As of December 31, 2017, we have estimated costs-to-complete on all of our ongoing contracts. However, it is possible that current estimates could change due to unforeseen events, which could result in adjustments to overall contract costs. Variations from estimated contract performance could result in material adjustments to operating results. Management believes that the estimates and assumptions used are reasonable.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Restricted Cash
Restricted Cash

Restricted cash as of December 31, 2017 and 2016 consists of cash that contractually is not available for immediate use. Restricted cash is presented separately from cash and cash equivalents in our balance sheets and statements of cash flows.

Revenue Recognition
Revenue Recognition

Contract operations revenue is recognized when earned, which generally occurs monthly when service is provided under our customer contracts. Aftermarket services revenue is recognized as products are delivered and title is transferred or services are performed for the customer.

Product sales revenue is recognized using the percentage-of-completion method when the applicable criteria are met. We estimate percentage-of-completion for compressor and production and processing equipment product sales on a direct labor hour to total labor hour basis. The duration of these projects is typically between three and 24 months. Product sales revenue is recognized using the completed contract method when the applicable criteria of the percentage-of-completion method are not met. Product sales revenue under the completed contract method is recognized upon either delivery to the customer or achievement of substantial completion in accordance with the specifications within the underlying contract, which generally occurs when all significant attributes and components of the product are completed. Prior to the Spin-off, product sales revenue from affiliates was recognized using the completed contract method as the equipment was not guaranteed to be sold to the affiliate until the entities entered into a bill of sale for such equipment which occurred at the completion of the manufacturing process. Subsequent to November 3, 2015, sales to Archrock and Archrock Partners, L.P. (named Exterran Partners, L.P. prior to November 3, 2015) (“Archrock Partners”) are considered sales to third parties. Product sales revenue from a claim is recognized to the extent that costs related to the claim have been incurred, when collection is probable and can be reliably estimated. We estimate the future costs and gross margin on uncompleted contracts related to our product sales contracts. If we determine that a contract will result in a loss, we record a provision for the entire amount of the estimated loss in the period in which the loss is identified.

Concentrations of Credit Risk
Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. We believe that the credit risk in temporary cash investments is limited because our cash is held in accounts with multiple financial institutions. We record trade accounts receivable at the amount we invoice our customers, net of allowance for doubtful accounts. Trade accounts receivable are due from companies of varying sizes engaged principally in oil and natural gas activities throughout the world. We review the financial condition of customers prior to extending credit and generally do not obtain collateral for trade receivables. Payment terms are on a short-term basis and in accordance with industry practice. We consider this credit risk to be limited due to these companies’ financial resources, the nature of products and services we provide and the terms of our contract operations customer service agreements.

We maintain allowances for doubtful accounts for estimated losses resulting from our customers’ inability to make required payments. The determination of the collectibility of amounts due from our customers requires us to use estimates and make judgments regarding future events and trends, including monitoring our customers’ payment history and current creditworthiness to determine that collectibility is reasonably assured, as well as consideration of the overall business climate in which our customers operate. Inherently, these uncertainties require us to make judgments and estimates regarding our customers’ ability to pay amounts due to us in order to determine the appropriate amount of valuation allowances required for doubtful accounts. We review the adequacy of our allowance for doubtful accounts quarterly. We determine the allowance needed based on historical write-off experience and by evaluating significant balances aged greater than 90 days individually for collectibility. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory
Inventory

Inventory consists of parts used for manufacturing or maintenance of natural gas compression equipment and facilities, parts for processing and production equipment, new compression units and production equipment that are held for sale. Inventory is stated at the lower of cost and net realizable value using the average cost method. A reserve is recorded against inventory balances for estimated obsolescence and slow moving items based on specific identification and historical experience.

Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment is recorded at cost and depreciated using the straight-line method over their estimated useful lives as follows:

Compression equipment, facilities and other fleet assets	3 to 23 years	(1)
Buildings	20 to 35 years
Transportation, shop equipment and other	3 to 10 years

(1)
In the fourth quarter of 2017, we evaluated the estimated useful lives and salvage values of our property, plant and equipment. As a result of this evaluation, we changed the useful lives and salvage values for our compression equipment from a maximum useful life of 30 years to 23 years and a maximum salvage value of 20% to 15% based on expected future use. During the year ended December 31, 2017, we recorded a $1.2 million increase in depreciation expense as a result of these changes in useful lives and salvage values.

Installation costs capitalized on contract operations projects are generally depreciated over the life of the underlying contract. Major improvements that extend the useful life of an asset are capitalized. Repairs and maintenance are expensed as incurred. When property, plant and equipment is sold, or otherwise disposed of, the gain or loss is recorded in other (income) expense, net. Interest is capitalized during the construction period on equipment and facilities that are constructed for use in our operations. The capitalized interest is included as part of the cost of the asset to which it relates and is amortized over the asset’s estimated useful life.

Computer Software
Computer Software

Certain costs related to the development or purchase of internal-use software are capitalized and amortized over the estimated useful life of the software, which ranges from three to five years. Costs related to the preliminary project stage and the post-implementation/operation stage of an internal-use computer software development project are expensed as incurred. Capitalized software costs are included in property, plant and equipment, net, in our balance sheets.

Long-Lived Assets
Long-Lived Assets

We review long-lived assets such as property, plant and equipment and identifiable intangibles subject to amortization for impairment whenever events or changes in circumstances, including the removal of compressor units from our active fleet, indicate that the carrying amount of an asset may not be recoverable. An impairment loss exists when estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. When necessary, an impairment loss is recognized and represents the excess of the asset’s carrying value as compared to its estimated fair value and is charged to the period in which the impairment occurred. Identifiable intangibles are amortized over the assets’ estimated useful lives.

Deferred Revenue
Deferred Revenue

Deferred revenue is primarily comprised of upfront billings on contract operations projects, milestone billings related to projects where revenue is recognized on the completed contract method and billings related to projects that have not begun where revenue is recognized on the percentage-of-completion method. Upfront payments received from customers on contract operations projects are generally deferred and amortized over the life of the underlying contract.

Other (Income) Expense, Net
Other (Income) Expense, Net

Other (income) expense, net, is primarily comprised of gains and losses from the remeasurement of our international subsidiaries’ net assets exposed to changes in foreign currency rates, short-term investments and the sale of used assets.

Income Taxes
Income Taxes

Our operations are subject to U.S. federal, state and local and foreign income taxes. We and our subsidiaries file consolidated and separate income tax returns in the U.S. federal jurisdiction and in numerous state and foreign jurisdictions. In addition, certain of our operations were historically included in Archrock’s consolidated income tax returns in the U.S. federal and state jurisdictions. Our tax provision for periods prior to the Spin-off was determined on a separate return, stand-alone basis. Prior to the Spin-off, differences between the separate return method utilized and Archrock’s U.S. income tax returns and cash flows attributable to income taxes for our U.S. operations were recognized as distributions to, or contributions from, parent within parent equity.

We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

We record net deferred tax assets to the extent we believe these assets will more-likely-than-not be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations. In the event we were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

We record uncertain tax positions in accordance with the accounting standard on income taxes under a two-step process whereby (1) we determine whether it is more-likely-than-not that the tax positions will be sustained based on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Reform Act”). We recognize the impact of tax legislation in the period in which the law is enacted. In December 2017, the SEC staff issued Staff Accounting Bulletin No. 118, which addresses how a company recognizes provisional amounts when a company does not have the necessary information available, prepared or analyzed (including computations) in reasonable detail to complete its accounting for the effect of the changes in the Tax Reform Act. Consistent with that guidance, we recognized provisional amounts based upon our interpretation of the tax laws and estimates which require significant judgments. The actual impact of these tax laws may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in our interpretations and assumptions, additional guidance that may be issued by the government and actions we may take as a result of these enacted tax laws. Any adjustments recorded to the provisional amounts will be included in income from operations as an adjustment to tax expense.

Foreign Currency Translation
Foreign Currency Translation

The financial statements of our subsidiaries outside the U.S., except those for which we have determined that the U.S. dollar is the functional currency, are measured using the local currency as the functional currency. Assets and liabilities of these subsidiaries are translated at the exchange rates in effect at the balance sheet date. Income and expense items are translated at average monthly exchange rates. The resulting gains and losses from the translation of accounts into U.S. dollars are included in accumulated other comprehensive income in our balance sheets. For all subsidiaries, gains and losses from remeasuring foreign currency accounts into the functional currency are included in other (income) expense, net, in our statements of operations. We recorded foreign currency losses of $0.7 million, foreign currency gains of $6.5 million and foreign currency losses of $35.8 million during the years ended December 31, 2017, 2016 and 2015, respectively. Included in our foreign currency gains and losses were non-cash gains of $0.5 million, $9.3 million and non-cash losses of $30.1 million during the years ended December 31, 2017, 2016 and 2015, respectively, from foreign currency exchange rate changes recorded on intercompany obligations. Of the foreign currency losses recognized during the year ended December 31, 2015, $29.7 million was attributable to our Brazilian subsidiary’s U.S. dollar denominated intercompany obligations and were the result of a currency devaluation in Brazil and increases in our Brazilian subsidiary’s intercompany payables during 2015.

During the second quarter of 2016, we entered into forward currency exchange contracts with a total notional value of $11.3 million that expired over varying dates through October 31, 2016. We entered into these foreign currency derivatives to offset exchange rate exposure related to intercompany loans to a subsidiary whose functional currency is the Brazilian Real. We did not designate these forward currency exchange contracts as hedge transactions. Changes in fair value and gains and losses on settlement on these forward currency exchange contracts were recognized in other (income) expense, net, in our statements of operations. During the year ended December 31, 2016, we recognized a loss of $0.7 million on forward currency exchange contracts. All of the forward currency exchange contracts that we entered into were settled prior to December 31, 2016.

Argentina’s regulations have at times restricted foreign exchange, including exchanging Argentine pesos for U.S. dollars, and during these periods we were unable to freely repatriate cash generated in Argentina to fund our other operations. In late 2015, some of the currency restrictions were lifted and we have been able to exchange Argentine pesos for U.S. dollars at market rates. Prior to the currency restrictions being lifted in Argentina in late 2015, we used Argentine pesos to purchase certain short-term investments in Argentine government issued U.S. dollar denominated bonds.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

We consider the applicability and impact of all Accounting Standard Updates (“ASUs”). ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on our consolidated financial position or results of operations.

Recently Adopted Accounting Pronouncements

In July 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-11, Simplifying the Measurement of Inventory, which requires an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. On January 1, 2017, we adopted this update on a prospective basis. The adoption of this update did not have a material impact on our financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The update covers such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. On January 1, 2017, we adopted this update. Upon adoption, we elected to account for forfeitures as they occur rather than applying an estimated forfeiture rate, which resulted in a cumulative-effect adjustment to accumulated deficit and additional paid-in capital of $0.1 million under the modified retrospective transition method. Additionally, as a result of this adoption, cash flows related to excess tax benefits are now presented as operating activities within the statements of cash flows. The impact of this retrospective adoption was immaterial to the results of the prior year periods.

Recently Issued Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The update outlines a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes the most current revenue recognition guidance, including industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled for those goods or services. The update also requires disclosures enabling users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Furthermore, as part of Topic 606, the FASB introduced ASC 340-40 Other Assets and Deferred Costs, which provides guidance on the capitalization of contract related costs that are not within the scope of other authoritative literature. The update will be effective for reporting periods beginning after December 15, 2017, including interim periods within the reporting period. Companies may use either a full retrospective or a modified retrospective approach to adopt the updates. We intend to adopt the new guidance on January 1, 2018 using the modified retrospective approach. In preparation for our adoption of the new standard, we have evaluated representative samples of contracts and other forms of agreements with our customers based upon the five-step model specified by the new guidance. We have completed a preliminary assessment of the potential impact the implementation of this new guidance may have on our financial statements. Although our preliminary assessment may change based upon completion of our evaluation, the following summarizes the more significant impacts expected from the adoption of the new standard:

•
Revenue from installation services within our product sales segment is currently recognized using the completed contract method. Under the new standard, revenue from such services is expected to be recognized over time.

•
Revenue from overhaul and reconfiguration services within our aftermarket services segment is currently recognized at a point in time. Under the new standard, revenue from such services is expected to be recognized over time.

•
Sales commissions associated with long-term service contracts are currently expensed in the period the payment is due to the sales agent. Under the new standard, those costs are expected to be capitalized at the contract inception and amortized over the contract term.

•	Certain costs to fulfill a contract that are currently being expensed as incurred are expected to be capitalized as a contract related costs and amortized over the contract term.

Additionally, the new guidance will require us to enhance our disclosures to provide additional information relating to disaggregated revenue, contract assets and liabilities and remaining performance obligations. As stated above, we have elected to use the modified retrospective approach and the impact of the adoption of Topic 606 that will be recorded as an adjustment to our January 1, 2018 beginning accumulated deficit balance is tentatively estimated to be less than $10.0 million. We are currently evaluating potential changes to our information systems, processes and internal controls to meet the new standard’s reporting and disclosure requirements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by long-term leases. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statements of operations. The update also requires certain qualitative and quantitative disclosures about the amount, timing and uncertainty of cash flows arising from leases. Lessor accounting will be similar to the current model except for changes made to align with certain changes to the lessee model and the new revenue recognition standard. Existing sale-leaseback guidance will be replaced with a new model applicable to both lessees and lessors. This update is effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted. Adoption will require a modified retrospective approach beginning with the earliest period presented. We are currently evaluating the potential impact of the update on our financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326). The update changes the impairment model for most financial assets and certain other instruments, including trade and other receivables, held-to-maturity debt securities and loans, and requires entities to use a new forward-looking expected loss model that will result in the earlier recognition of allowance for losses. This update is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. Adoption will require a modified retrospective approach beginning with the earliest period presented. We are currently evaluating the potential impact of the update on our financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The update addresses eight specific cash flow issues and is intended to reduce diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update will be effective for reporting periods beginning after December 15, 2017, including interim periods within the reporting period. This update will require adoption on a retrospective basis unless it is impracticable to apply, in which case it would be required to apply the amendments prospectively as of the earliest date practicable. We do not expect the adoption of this update to be material to our financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The update requires a reporting entity to recognize the tax expense from intra-entity asset transfers of assets other than inventory in the selling entity’s tax jurisdiction when the transfer occurs, even though the pre-tax effects of that transaction are eliminated in consolidation. Any deferred tax asset that arises in the buying entity’s jurisdiction would also be recognized at the time of the transfer. This update will be effective for reporting periods beginning after December 15, 2017, including interim periods within the reporting period. Adoption will require a modified retrospective approach beginning with the earliest period presented. While we are still evaluating the impact of the new guidance, we currently do not expect the adoption of this update to be material to our financial statements.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. This update will be effective for reporting periods beginning after December 15, 2017, including interim periods within the reporting period, using a retrospective transition method to each period presented. This update will result in the inclusion of our restricted cash balances with cash and cash equivalents to reflect total cash in our statements of cash flows. We do not expect the adoption of this update to be material to our financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718). This update provides guidance that clarifies that changes to the terms or conditions of a share-based payment award should be accounted for as modifications. This update will be effective for reporting periods beginning after December 15, 2017, including interim periods within the reporting period, using a prospective method to an award modified on or after the adoption date. We do not expect the adoption of this update to be material to our financial statements.